Credit Facilities and Guarantees (Details) - USD ($) $ in Thousands	Jun. 28, 2015	Jun. 29, 2014
Line Of Credit Facility [Line Items]
Outstanding borrowing	$ 10,000	$ 2,500
STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Outstanding borrowing	7,000
ADAC-STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Outstanding borrowing	$ 3,000	$ 2,500